NET INCOME/LOSS PER SHARE - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Numerator for basic net loss per share from continuing operations			$ (2,195)	$ (4,443)
Numerator for diluted net loss per share from continuing operations			$ (2,195)	(4,443)
Numerator for basic net loss per share from discontinued operations				(9,287)
Numerator for diluted net loss per share from discontinued operations				$ (9,287)
Denominator:
Denominator for basic net loss per share weighted average ordinary shares outstanding (in shares)	57,127,524	46,825,968	55,525,314	46,756,368
Denominator for diluted net loss per share weighted average ordinary shares outstanding (in shares)	57,127,524	46,825,968	55,525,314	46,756,368
Basic net loss per share from continuing operations (in dollars per share)			$ (0.04)	$ (0.10)
Diluted net loss per share from continuing operations (in dollars per share)			$ (0.04)	(0.10)
Basic net loss per share from discontinued operations (in dollars per share)		$ (0.18)		(0.20)
Diluted net loss per share from discontinued operations (in dollars per share)		$ (0.18)		$ (0.20)